Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Evercore Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Evercore Equity Fund
Average Annual Return, Percent	14.33%	13.13%	12.14%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%	13.10%